Revenue - Balance Sheet Items Related to FP7 Agreement (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Other current assets (receivables from FP7 grant)	$ 1,207,072	$ 449,733
Cash (restricted cash)	0	72,497
Deferred revenue		544,562
Seventh Research Framework Program (FP7 Agreement) [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Other current assets (receivables from FP7 grant)	857,489	261,568
Cash (restricted cash)		72,497
Deferred revenue		$ 69,444